TAXATION (Tables)	12 Months Ended
Dec. 31, 2017
TAXATION [Abstract]
Schedule of Earnings Before Income Taxes
	For the year ended December 31
	2015	2016	2017
	RMB	RMB	RMB
Cayman Islands	(5,667,142)	(122,966,973)	8,709,933
PRC	786,947,233	1,394,413,594	438,904,245
Other countries	85,793,052	(23,724,060)	(298,739,141)
Income from continuing operations before income taxes	867,073,143	1,247,722,561	148,875,037

Schedule of Current and Deferred Income Taxes
	For the year ended December 31
	2015	2016	2017
	RMB	RMB	RMB
Current income tax expenses
PRC	(104,597,580)	(234,278,825)	(39,138,531)
Other countries	(12,024,951)	(35,469,815)	27,002,786
Total current income tax expenses	(116,622,531)	(269,748,640)	(12,135,745)
Deferred tax benefit	16,088,702	12,261,634	7,507,742
Income tax expense, net	(100,533,829)	(257,487,006)	(4,628,003)

Schedule of Income Tax Rate Reconciliation
	For the year ended December 31
	2015	2016	2017
	%	%	%
Statutory CIT rate	25.0	25.0	25.0
Effect of permanent differences:
—Share-based compensation expenses	2.0	1.1	6.6
—Change in fair value of convertible senior notes and capped call options	0.4	2.2	0.0
—Accrued payroll and welfare expenses	1.3	1.0	13.4
—Change of enacted tax rate	(3.5)	0.4	(12.1)
—Other tax preferences	(2.0)	(0.0)	(42.3)
Difference in tax rate of a subsidiary outside the PRC	(1.1)	0.9	7.5
Effect of tax holiday for subsidiaries	(9.1)	(10.9)	(8.8)
Change in valuation allowance	(1.4)	0.9	13.8
Effective tax rate	11.6	20.6	3.1

Schedule of Aggregate Amount and Per Share Effect of Reduction of CIT
	For the year ended December 31
	2015	2016	2017
	RMB	RMB	RMB
The aggregate amount of effect	79,037,989	135,724,429	36,268,723
Per share effect—basic	0.63	1.08	0.28
Per share effect—diluted	0.62	1.04	0.27

Schedule of Current Deferred Tax Assets
For the year ended December 31
2016
RMB
Net operating losses	17,458,359
Provision for inventories, accounts receivable, other receivable	81,441,291
Change in fair value of forward contracts	(96,131)
Accrued warranty costs	10,505,141
Accrued interest	637,754
Timing difference for revenue recognition	10,974,242
Other temporary differences	18,278,850
Total deferred tax assets	139,199,506
Less: Valuation allowance	(8,523,851)
Deferred tax assets—current, net	130,675,655

Other temporary differences	(17,074,064)
Deferred tax liabilities—current, net	(17,074,064)

Schedule of Noncurrent Deferred Tax Assets
	For the year ended December 31
	2016	2017
	RMB	RMB
Net operating losses	57,699,650	125,206,224
Accrued warranty costs	118,214,437	147,133,263
Provision for inventories, accounts receivable, other receivable	-	54,705,934
Timing difference for project assets, property, plant and equipment	8,463,603	11,804,621
Timing difference for revenue recognition of retainage contract	8,113,322	13,764,075
Other temporary differences	-	9,201,353
Total deferred tax assets	192,491,012	361,815,470
Less: Valuation allowance	(57,699,650)	(86,443,363)
Deferred tax assets—non-current, net	134,791,362	275,372,107
Timing difference for project assets, property, plant and equipment	(50,625,310)	(70,121,943)
Other temporary differences	(25,220)	-
Deferred tax liabilities—non-current, net	(50,650,530)	(70,121,943)

Schedule of Movement of Valuation Allowances
	For the year ended December 31
	2015	2016	2017
	RMB	RMB	RMB
At beginning of year	(67,263,314)	(54,792,006)	(66,223,501)
Current year additions	(20,392,519)	(38,362,418)	(42,043,420)
Utilization and reversal of valuation allowances	32,863,827	26,930,923	21,823,558
At end of year	(54,792,006)	(66,223,501)	(86,443,363)